Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	24		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	25		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61762TAA4	1.308000%	53,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762TAB2	3.085000%	142,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762TAC0	3.845000%	72,980,000.00	30,872,077.47	1,160,093.35	98,919.28	0.00	0.00	1,259,012.63	29,711,984.12	37.26%	30.00%
A-3	61762TAD8	3.960000%	125,000,000.00	119,790,422.15	0.00	395,308.39	0.00	0.00	395,308.39	119,790,422.15	37.26%	30.00%
A-4	61762TAE6	4.296525%	206,448,000.00	206,448,000.00	0.00	739,174.15	0.00	0.00	739,174.15	206,448,000.00	37.26%	30.00%
A-S	61762TAG1	4.496525%	49,239,000.00	49,239,000.00	0.00	184,503.66	0.00	0.00	184,503.66	49,239,000.00	28.58%	24.25%
B	61762TAH9	4.496525%	61,013,000.00	61,013,000.00	0.00	228,622.06	0.00	0.00	228,622.06	61,013,000.00	17.83%	17.13%
C	61762TAK2	4.496525%	34,253,000.00	34,253,000.00	0.00	71,521.42	0.00	0.00	71,521.42	34,253,000.00	11.79%	13.13%
D	61762TAN6	4.496525%	38,535,000.00	38,535,000.00	0.00	0.00	0.00	0.00	0.00	38,535,000.00	5.00%	8.63%
E	61762TAQ9	4.496525%	9,634,000.00	9,634,000.00	0.00	0.00	0.00	0.00	0.00	9,634,000.00	3.30%	7.50%
F	61762TAS5	4.496525%	8,563,000.00	8,563,000.00	0.00	0.00	0.00	0.00	0.00	8,563,000.00	1.79%	6.50%
G	61762TAU0	3.685000%	20,338,000.00	10,172,070.65	0.00	0.00	0.00	0.00	0.00	10,172,070.65	0.00%	4.13%
H	61762TAW6	3.685000%	10,747,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.87%
J	61762TAY2	3.685000%	24,576,746.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61762TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			856,326,747.00	568,519,570.27	1,160,093.35	1,718,048.96	0.00	0.00	2,878,142.31	567,359,476.92

Notional Certificates
X-A	61762TAF3	0.351919%	599,428,000.00	357,110,499.62	0.00	104,728.40	0.00	0.00	104,728.40	355,950,406.27
X-B	61762TAL0	0.811525%	55,661,746.00	10,172,070.65	0.00	6,879.07	0.00	0.00	6,879.07	10,172,070.65
Notional SubTotal			655,089,746.00	367,282,570.27	0.00	111,607.47	0.00	0.00	111,607.47	366,122,476.92

Deal Distribution Total					1,160,093.35	1,829,656.43	0.00	0.00	2,989,749.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762TAC0	423.02106700	15.89604481	1.35542998	0.00000000	0.00000000	0.00000000	0.00000000	17.25147479	407.12502220
A-3	61762TAD8	958.32337720	0.00000000	3.16246712	0.00000000	0.00000000	0.00000000	0.00000000	3.16246712	958.32337720
A-4	61762TAE6	1,000.00000000	0.00000000	3.58043745	0.00000000	0.00000000	0.00000000	0.00000000	3.58043745	1,000.00000000
A-S	61762TAG1	1,000.00000000	0.00000000	3.74710412	0.00000000	0.00000000	0.00000000	0.00000000	3.74710412	1,000.00000000
B	61762TAH9	1,000.00000000	0.00000000	3.74710406	0.00000000	0.00000000	0.00000000	0.00000000	3.74710406	1,000.00000000
C	61762TAK2	1,000.00000000	0.00000000	2.08803375	1.65907045	9.93841678	0.00000000	0.00000000	2.08803375	1,000.00000000
D	61762TAN6	1,000.00000000	0.00000000	0.00000000	3.74710419	28.58755677	0.00000000	0.00000000	0.00000000	1,000.00000000
E	61762TAQ9	1,000.00000000	0.00000000	0.00000000	3.74710401	33.12364231	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61762TAS5	1,000.00000000	0.00000000	0.00000000	3.74710382	43.51690879	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61762TAU0	500.15098092	0.00000000	0.00000000	1.53588013	21.93161225	0.00000000	0.00000000	0.00000000	500.15098092
H	61762TAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
J	61762TAY2	0.00000000	0.00000000	0.00000000	0.00000000	14.28851484	0.00000000	0.00000000	0.00000000	0.00000000
R	61762TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762TAF3	595.75211638	0.00000000	0.17471389	0.00000000	0.00000000	0.00000000	0.00000000	0.17471389	593.81678245
X-B	61762TAL0	182.74796213	0.00000000	0.12358703	0.00000000	0.00000000	0.00000000	0.00000000	0.12358703	182.74796213

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	98,919.28	0.00	98,919.28	0.00	0.00	0.00	98,919.28	0.00
A-3	08/01/21 - 08/30/21	30	0.00	395,308.39	0.00	395,308.39	0.00	0.00	0.00	395,308.39	0.00
A-4	08/01/21 - 08/30/21	30	0.00	739,174.15	0.00	739,174.15	0.00	0.00	0.00	739,174.15	0.00
A-S	08/01/21 - 08/30/21	30	0.00	184,503.66	0.00	184,503.66	0.00	0.00	0.00	184,503.66	0.00
B	08/01/21 - 08/30/21	30	0.00	228,622.06	0.00	228,622.06	0.00	0.00	0.00	228,622.06	0.00
C	08/01/21 - 08/30/21	30	283,592.45	128,349.56	0.00	128,349.56	56,828.14	0.00	0.00	71,521.42	340,420.59
D	08/01/21 - 08/30/21	30	957,226.84	144,394.66	0.00	144,394.66	144,394.66	0.00	0.00	0.00	1,101,621.50
E	08/01/21 - 08/30/21	30	283,013.57	36,099.60	0.00	36,099.60	36,099.60	0.00	0.00	0.00	319,113.17
F	08/01/21 - 08/30/21	30	340,548.84	32,086.45	0.00	32,086.45	32,086.45	0.00	0.00	0.00	372,635.29
G	08/01/21 - 08/30/21	30	414,808.40	31,236.73	0.00	31,236.73	31,236.73	0.00	0.00	0.00	446,045.13
H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
J	N/A	N/A	351,165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	351,165.20
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/21 - 08/30/21	30	0.00	104,728.40	0.00	104,728.40	0.00	0.00	0.00	104,728.40	0.00
X-B	08/01/21 - 08/30/21	30	0.00	6,879.07	0.00	6,879.07	0.00	0.00	0.00	6,879.07	0.00
Totals			2,630,355.30	2,130,302.01	0.00	2,130,302.01	300,645.58	0.00	0.00	1,829,656.43	2,931,000.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	2,989,749.78
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,142,931.39	Master Servicing Fee	9,375.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,325.40
Interest Adjustments	0.00	Trustee Fee	171.35
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	244.78
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	511.89
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,142,931.39	Total Fees	12,629.40

Principal		Expenses/Reimbursements
Scheduled Principal	1,160,093.35	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	252,408.68
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	48,236.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,160,093.35	Total Expenses/Reimbursements	300,645.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,829,656.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,160,093.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,989,749.78
Total Funds Collected	3,303,024.74	Total Funds Distributed	3,303,024.76

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	568,519,570.27	568,519,570.27	Beginning Certificate Balance	568,519,570.27
(-) Scheduled Principal Collections	1,160,093.35	1,160,093.35	(-) Principal Distributions	1,160,093.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	567,359,476.92	567,359,476.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	573,053,125.85	573,053,125.85	Ending Certificate Balance	567,359,476.92
Ending Actual Collateral Balance	572,344,393.60	572,344,393.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP	Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP
10,000,000 or less	15	69,547,605.40	12.26%	22	4.6458	1.812382	1.30 or less	9	261,805,320.54	46.14%	21	4.2749	0.758029
10,000,001 to 20,000,000	5	66,377,995.51	11.70%	22	4.7975	1.551050	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 40,000,000	5	130,805,090.36	23.06%	22	4.5132	0.982696	1.41-1.50	3	58,428,099.47	10.30%	22	4.5767	1.446304
40,000,001 to 50,000,000	2	92,727,288.19	16.34%	21	4.4963	1.135468	1.51-1.60	1	2,480,733.90	0.44%	22	5.2050	1.596600
50,000,001 to 80,000,000	1	54,518,223.30	9.61%	21	3.9120	1.660196	1.61-1.70	5	91,900,310.77	16.20%	21	4.0292	1.658989
80,000,001 to 90,000,000	1	84,881,068.14	14.96%	20	3.5640	0.756900	1.71-1.80	2	20,262,514.69	3.57%	22	4.8341	1.739166
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	3	27,558,912.45	4.86%	22	4.4207	1.865401
Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970	1.91-2.00	1	3,826,834.33	0.67%	22	4.4920	1.930300
							2.01-2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11-2.50	2	22,182,201.13	3.91%	23	4.7834	2.189090
							2.51 or greater	3	10,412,343.62	1.84%	23	4.9690	3.420273
							Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP
							Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP
Alabama	1	9,384,704.14	1.65%	22	4.8900	1.478700
							Industrial	1	5,133,870.41	0.90%	23	4.6450	3.710800
California	4	57,211,968.97	10.08%	23	5.0243	0.648757
							Lodging	7	117,425,134.42	20.70%	22	5.0702	0.683744
Colorado	1	1,453,947.52	0.26%	22	5.4100	0.003000
							Mixed Use	1	38,867,200.96	6.85%	22	4.5500	1.435000
Florida	2	109,186,085.63	19.24%	21	4.0531	1.086183
							Mobile Home Park	35	54,898,461.99	9.68%	22	4.4070	1.838284
Illinois	1	44,609,534.45	7.86%	23	5.2000	1.032100
							Multi-Family	1	3,826,834.33	0.67%	22	4.4920	1.930300
Michigan	4	5,382,687.58	0.95%	23	4.8021	2.854972
							Office	2	26,093,999.29	4.60%	23	4.9389	1.728955
Minnesota	6	55,202,028.43	9.73%	19	3.9163	1.368245
							Retail	7	242,118,670.08	42.67%	20	3.8217	1.003995
Nevada	1	10,176,194.37	1.79%	22	4.3900	1.459600
							Self Storage	5	10,493,099.35	1.85%	23	5.2671	2.428445
New Jersey	1	38,867,200.96	6.85%	22	4.5500	1.435000
							Totals	64	567,359,476.92	100.00%	21	4.3772	1.270970
Ohio	1	84,881,068.14	14.96%	20	3.5640	0.756900

Texas	8	21,790,509.66	3.84%	22	5.0953	1.320122

Virginia	1	15,047,888.55	2.65%	22	4.6900	1.749100

Wisconsin	28	45,663,452.43	8.05%	22	4.4070	1.765299

Totals	64	567,359,476.92	100.00%	21	4.3772	1.270970

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP	Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP
	4.000% or less	7	227,124,994.27	40.03%	20	3.7675	1.170766	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	68,901,490.70	12.14%	22	4.4092	1.787466	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	8	111,100,114.21	19.58%	22	4.7471	1.616602	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	8	91,730,671.72	16.17%	23	5.2080	0.533261	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970	49 months or greater	29	498,857,270.90	87.93%	21	4.3392	1.238010
								Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP	Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP
	79 months or less	29	498,857,270.90	87.93%	21	4.3392	1.238010	230 months or less	8	71,429,188.01	12.59%	23	5.1598	1.172115
80 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 350 months	21	427,428,082.89	75.34%	21	4.2020	1.249022
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970	Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	68,502,206.02	12.07%	22	4.6538	NAP	79 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	70,132,498.34	12.36%	21	3.9120	1.660196	80-118 months	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	44,609,534.45	7.86%	23	5.2000	1.032100	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	24	384,115,238.11	67.70%	21	4.3172	1.184840	Totals	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	567,359,476.92	100.00%	21	4.3772	1.270970
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	1340373	RT	Clearwater	FL	Actual/360	3.91225%	80,959.58	39,448.53	0.00	N/A	06/01/23	--	24,033,122.58	23,993,674.05	10/01/20
1B	453000180				Actual/360	3.91225%	183,955.67	89,634.62	0.00	N/A	06/01/23	--	54,607,857.92	54,518,223.30	10/01/20
1C	453000182				Actual/360	3.91225%	2,758.51	1,344.12	0.00	N/A	06/01/23	--	818,874.37	817,530.25	07/01/20
1D	453000184				Actual/360	3.91225%	30,635.76	14,927.65	0.00	N/A	06/01/23	--	9,094,328.34	9,079,400.69	07/01/20
1E	453000186				Actual/360	3.91225%	19,291.49	9,400.01	0.00	N/A	06/01/23	--	5,726,744.11	5,717,344.10	07/01/20
2	300681002	RT	Dublin	OH	Actual/360	3.56425%	261,018.58	168,975.02	0.00	N/A	05/01/23	--	85,050,043.16	84,881,068.14	03/01/21
4	453000190	RT	Edina	MN	Actual/360	3.84425%	159,599.69	98,056.42	0.00	N/A	04/01/23	--	48,215,810.16	48,117,753.74	09/01/21
5	300681005	LO	Chicago	IL	Actual/360	5.20025%	200,323.14	127,642.69	0.00	N/A	08/01/23	--	44,737,177.14	44,609,534.45	04/01/20
6	300681006	MU	Bridgewater	NJ	Actual/360	4.55025%	152,554.78	69,147.55	0.00	N/A	07/01/23	--	38,936,348.51	38,867,200.96	09/01/21
8	300681008	IN	Rochester	NY	Actual/360	4.69025%	139,089.39	69,161.45	0.00	N/A	07/01/23	--	34,439,907.67	34,370,746.22	09/01/21
9	300681009	LO	North Hollywood	CA	Actual/360	5.18525%	116,230.71	48,224.68	0.00	N/A	07/01/23	--	26,032,323.95	25,984,099.27	09/01/21
11	300681011	MH	Various	WI	Actual/360	4.40725%	82,780.86	45,805.48	0.00	N/A	07/01/23	--	21,813,617.91	21,767,812.43	09/01/21
12	300681012	MH	Various	Various	Actual/360	4.40725%	76,789.36	42,490.17	0.00	N/A	07/01/23	--	20,234,793.82	20,192,303.65	09/01/21
14	300681014	LO	Virginia Beach	VA	Actual/360	4.69025%	60,894.86	30,279.64	0.00	N/A	07/01/23	--	15,078,168.19	15,047,888.55	09/01/21
15	1340434	OF	Chula Vista	CA	Actual/360	4.96025%	64,608.39	28,908.05	0.00	N/A	08/01/23	--	15,126,834.50	15,097,926.45	09/01/21
16	300681016	LO	Jacksonville	FL	Actual/360	4.93525%	64,122.14	29,127.68	0.00	N/A	07/01/23	--	15,089,040.98	15,059,913.30	09/01/21
17	300681017	MF	Houston	TX	Actual/360	4.44925%	53,072.65	21,821.52	0.00	N/A	07/01/23	--	13,853,171.34	13,831,349.82	09/01/21
18	300681018	LO	Tuscaloosa	AL	Actual/360	4.89025%	39,713.96	46,673.65	0.00	N/A	07/01/23	--	9,431,377.79	9,384,704.14	09/01/21
19	300681019	OF	Irvine	CA	Actual/360	4.91025%	46,569.18	18,253.65	0.00	N/A	08/01/23	--	11,014,326.49	10,996,072.84	09/01/21
20	300681020	RT	Las Vegas	NV	Actual/360	4.39025%	38,550.01	21,470.44	0.00	N/A	07/01/23	--	10,197,664.81	10,176,194.37	09/01/21
23	300681023	MH	Various	MN	Actual/360	4.40725%	26,940.80	14,907.27	0.00	N/A	07/01/23	--	7,099,181.95	7,084,274.68	09/01/21
24	300681024	LO	North Charleston	SC	Actual/360	5.30025%	32,226.80	12,752.88	0.00	N/A	08/01/23	--	7,061,258.24	7,048,505.36	09/01/21
25	300681025	MF	Heath	OH	Actual/360	4.91025%	28,161.95	12,910.22	0.00	N/A	07/01/23	--	6,660,733.46	6,647,823.24	09/01/21
27	300681027	SS	Royal Palm Beach	FL	Actual/360	3.94725%	22,489.45	13,087.91	0.00	N/A	06/01/23	--	6,616,869.29	6,603,781.38	09/01/21
28	300681028	MH	Lannon	WI	Actual/360	4.40725%	22,262.46	12,318.58	0.00	N/A	07/01/23	--	5,866,389.82	5,854,071.24	09/01/21
29	300681029	LO	El Paso	TX	Actual/360	5.14025%	21,565.17	14,001.37	0.00	N/A	08/01/23	--	4,872,262.18	4,858,260.81	09/01/21
30	300681030	SS	Houston	TX	Actual/360	5.25025%	23,617.47	9,514.75	0.00	N/A	08/01/23	--	5,224,140.89	5,214,626.14	09/01/21
31	300681031	IN	Carpinteria	CA	Actual/360	4.64525%	20,576.14	10,344.09	0.00	N/A	08/01/23	--	5,144,214.50	5,133,870.41	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
33	300681033	MF	Corpus Christi	TX	Actual/360	4.49225%	14,833.36	7,946.09	0.00	N/A	07/01/23	--	3,834,780.42	3,826,834.33	09/01/21
34	300681034	RT	Various	Various	Actual/360	5.41025%	15,439.71	9,286.67	0.00	N/A	07/01/23	--	3,314,230.61	3,304,943.94	09/01/21
35	300681035	SS	Various	MI	Actual/360	5.06525%	14,137.24	9,398.09	0.00	N/A	08/01/23	--	3,241,350.80	3,231,952.71	09/01/21
36	300681036	LO	Katy	TX	Actual/360	5.20525%	11,130.45	2,587.45	0.00	N/A	07/01/23	--	2,483,321.35	2,480,733.90	09/01/21
37	300681037	SS	Various	TX	Actual/360	5.63025%	9,948.78	5,598.10	0.00	N/A	07/01/23	--	2,052,118.60	2,046,520.50	09/01/21
38	300681038	RT	McAllen	TX	Actual/360	4.65625%	6,082.90	4,646.86	0.00	N/A	07/01/23	--	1,517,184.42	1,512,537.56	09/01/21
Totals							2,142,931.39	1,160,093.35	0.00				568,519,570.27	567,359,476.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	10,624,787.00	5,276,997.00	01/01/21	06/30/21	03/11/21	9,333,436.01	253,808.51	88,582.30	1,096,441.72	0.00	0.00
1B	0.00	0.00	--	--	03/11/21	21,207,354.38	576,701.60	201,275.95	2,491,325.56	0.00	0.00
1C	0.00	0.00	--	--	03/11/21	318,015.74	8,647.94	3,018.24	49,623.93	0.00	0.00
1D	0.00	0.00	--	--	03/11/21	9,187,792.76	188,817.99	14,877.92	476,484.32	0.00	0.00
1E	0.00	0.00	--	--	03/11/21	5,785,599.09	118,899.61	9,368.70	300,044.46	0.00	0.00
2	10,533,754.00	2,940,946.00	01/01/21	06/30/21	06/11/21	32,543,361.98	496,951.28	328,748.68	2,273,278.63	0.00	0.00
4	13,200,626.00	2,907,833.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,736,254.00	10,187,249.00	04/01/19	03/31/20	08/11/21	0.00	245,637.86	326,998.89	5,365,739.93	0.00	0.00
6	4,925,468.48	2,176,958.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	(1,552,706.51)	(1,715,048.76)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,315,090.00	1,311,432.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,564,537.56	1,370,484.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	848,968.00	2,296,936.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,982,346.83	1,290,416.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	504,088.00	1,551,432.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,079,661.80	1,532,903.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	964,649.00	252,357.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	962,220.14	288,088.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,074,243.85	591,336.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	767,951.00	387,109.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	122,020.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	589,781.67	340,047.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,393,381.00	731,572.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	403,186.78	263,832.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	313,753.76	10,674.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	978,316.17	517,633.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(120,736.00)	163,289.95	01/01/21	03/31/21	--	0.00	15,148.31	0.00	0.00	0.00	0.00
37	379,649.46	247,737.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	198,184.00	119,174.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	65,789,476.10	35,041,393.55				78,375,559.96	1,904,613.10	972,870.68	12,052,938.55	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days			60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance		#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	7	223,616,774.98	1	84,881,068.14	0	0.00	0	0.00	0	0.00	0	0.00	4.377168%	4.252337%	21
08/17/21	0	0.00	0	0.00	7	224,068,147.62	1	85,050,043.16	0	0.00	0	0.00	0	0.00	0	0.00	4.377273%	4.252444%	22
07/16/21	0	0.00	0	0.00	8	227,003,811.92	1	85,218,501.18	0	0.00	1	2,485,897.25	0	0.00	0	0.00	4.377377%	4.251459%	23
06/17/21	0	0.00	0	0.00	8	227,147,366.94	1	85,394,872.01	0	0.00	0	0.00	0	0.00	0	0.00	4.377005%	4.251181%	24
05/17/21	0	0.00	1	85,562,274.99	7	142,051,878.16	1	85,562,274.99	0	0.00	0	0.00	0	0.00	0	0.00	4.377133%	4.251307%	25
04/16/21	0	0.00	1	85,737,627.84	7	142,367,198.68	1	85,737,627.84	0	0.00	0	0.00	0	0.00	0	0.00	4.377267%	4.251441%	26
03/17/21	0	0.00	1	85,903,982.12	7	142,664,189.36	1	85,903,982.12	0	0.00	0	0.00	0	0.00	0	0.00	4.377391%	4.251563%	27
02/18/21	0	0.00	0	0.00	8	229,106,895.51	1	86,095,319.49	0	0.00	0	0.00	0	0.00	0	0.00	4.377541%	4.251714%	28
01/15/21	0	0.00	1	86,260,579.37	7	143,306,062.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.377661%	4.251833%	29
12/17/20	0	0.00	0	0.00	8	230,024,735.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.377780%	4.251951%	30
11/18/20	0	0.00	0	0.00	8	230,507,026.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.377907%	4.252077%	31
10/19/20	0	0.00	0	0.00	8	230,961,742.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.378023%	4.252191%	32
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	1340373	10/01/20	10	6	88,582.30	1,096,441.72	0.00	24,435,923.51	06/19/20	13
1B	453000180	10/01/20	10	6	201,275.95	2,491,325.56	65,619.77	55,523,098.78	06/19/20	13
1C	453000182	07/01/20	13	6	3,018.24	49,623.93	0.00	836,556.14	06/19/20	13
1D	453000184	07/01/20	13	6	14,877.92	476,484.32	0.00	9,290,700.75	06/19/20	13
1E	453000186	07/01/20	13	6	9,368.70	300,044.46	0.00	5,850,400.70	06/19/20	13
2	300681002	03/01/21	5	6	328,748.68	2,273,278.63	6,890.85	85,903,982.12	07/08/20	13		12/11/20
5	300681005	04/01/20	16	6	326,998.89	5,365,739.93	0.00	46,761,041.18	07/15/20	13
Totals					972,870.68	12,052,938.55	72,510.62	228,601,703.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		567,359,477	343,742,702	138,735,707		84,881,068
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	567,359,477	343,742,702	0	0	223,616,775	0
Aug-21	568,519,570	344,451,423	0	0	224,068,148	0
Jul-21	569,675,257	342,671,445	0	0	227,003,812	0
Jun-21	570,563,028	343,415,661	0	0	227,147,367	0
May-21	571,727,438	344,113,285	0	85,562,275	142,051,878	0
Apr-21	572,956,814	344,851,988	0	85,737,628	142,367,199	0
Mar-21	574,112,108	345,543,937	0	85,903,982	142,664,189	0
Feb-21	575,472,131	346,365,235	0	0	229,106,896	0
Jan-21	576,617,845	347,051,204	0	86,260,579	143,306,062	0
Dec-20	577,759,198	347,734,462	0	0	230,024,735	0
Nov-20	578,966,344	348,459,317	0	0	230,507,027	0
Oct-20	580,098,756	349,137,014	0	0	230,961,742	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	1340373	23,993,674.05	24,435,923.51	91,500,000.00	08/11/20	10,641,458.04	1.20120	06/30/21	06/01/23	262
1B	453000180	54,518,223.30	55,523,098.78	91,500,000.00	08/11/20	5,839,028.31	1.66020	06/30/21	06/01/23	262
1C	453000182	817,530.25	836,556.14	91,500,000.00	08/11/20	87,559.38	1.66020	06/30/21	06/01/23	262
1D	453000184	9,079,400.69	9,290,700.75	91,500,000.00	08/11/20	972,424.92	1.66020	06/30/21	06/01/23	262
1E	453000186	5,717,344.10	5,850,400.70	91,500,000.00	08/11/20	612,340.81	1.66020	06/30/21	06/01/23	262
2	300681002	84,881,068.14	85,903,982.12	80,000,000.00	08/13/20	5,930,636.96	0.86630	06/30/21	05/01/23	262
5	300681005	44,609,534.45	46,761,041.18	123,500,000.00	08/01/21	10,187,249.00	1.18630	03/31/21	08/01/23	202
Totals		223,616,774.98	228,601,703.18	661,000,000.00		34,270,697.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A	1340373	RT	FL	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5

	mont

hs due to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020	. Appointment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

1B	453000180	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5

	mont

hs due to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020	. Appointment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

1C	453000182	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5

	mont

hs due to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020	. Appointment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

1D	453000184	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5

	mont

hs due to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020	. Appointment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

1E	453000186	Various	Various	06/19/20	13

8/5/2021: The loan was transferred to the Special Servicer on 6/16/2020 due to the Master Servicer determining an imminent default. The loan was past due for the 6/1/2020 payment. The Mall reopened in late May 2020 after being closed for 2.5

	mont

hs due to COVID restrictions. Westfield determined to no longer support the asset and cooperated with a friendly foreclosure process. All rents are being captured through Cash Trap. Stipulated Foreclosure and Motion for Receiver

	filed on 12/29/2020	. Appointment of JLL as Receiver entered on 1/6/2021. Receiver overseeing all leasing and management and 2021 budget approved. The property is 94% occupied and managed by JLL Retail.

2	300681002	RT	OH	07/08/20	13

09/03/2021 Loan transferred to Special Servicing on 7/8/2020 for imminent monetary payment default. At time of transfer loan was past due for the 5/1/2020 payment. The loan is secured by a 385,057 SF portion of a 1.1 million SF super regional

	mall	in Dublin, OH, a suburb of Columbus. Legal counsel has been engaged and enforcement options are being evaluated. A court appointed receiver was appointed on 01/14/2021.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	300681005	LO	IL	07/15/20	13

COVID - The loan transferred to special servicing on 7/15/2020 due to payment default. The loan is part of a pari passu A-1/A-2 loan secured by a 523-rooms, dual flagged Marriott Residence Inn and Springhill Suites. The hotel was built in 2008

(renov ated in 2016) and is located in Chicago, IL. The hotel was inspected 8/2021 and found to be in good condition. File being reviewed to determine workout strategy going forward.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
29	300681029		0.00 5.14003%		0.00 5.14003%	10	06/16/20	04/01/20	07/13/20
36	300681036		0.00 5.20503%		0.00 5.20503%	9	03/19/21	07/01/20	07/12/21
36	300681036		0.00 5.20503%		0.00 5.20503%	9	06/04/21	07/01/20	07/12/21
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	300681003 11/19/18	58,613,585.93	0.00	18,013,880.13	5,505,231.42	18,013,880.13	12,508,648.71	46,104,937.22	0.00	615,261.33	45,489,675.89	53.51%
22	300681022 02/15/19	8,251,983.11	12,900,000.00	9,853,194.84	430,709.84	9,853,194.84	9,422,485.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		66,865,569.04	12,900,000.00	27,867,074.97	5,935,941.26	27,867,074.97	21,931,133.71	46,104,937.22	0.00	615,261.33	45,489,675.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/15/19	0.00	10,576.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	300681003	02/18/20	0.00	0.00	45,489,675.89	0.00	0.00	(55,536.33)	0.00	0.00	45,489,675.89
		12/17/19	0.00	0.00	45,545,212.22	0.00	0.00	(64,725.00)	0.00	0.00
		07/17/19	0.00	0.00	45,609,937.22	0.00	0.00	(495,000.00)	0.00	0.00
		11/19/18	0.00	0.00	46,104,937.22	0.00	0.00	46,104,937.22	0.00	0.00
22	300681022	02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	10,576.45	45,489,675.89	0.00	0.00	45,489,675.89	0.00	0.00	45,489,675.89

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	5,173.80	0.00	0.00	31,280.49	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,755.86	0.00	0.00	71,075.27	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	176.29	0.00	0.00	1,065.81	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	1,957.81	0.00	0.00	30,479.14	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	1,232.84	0.00	0.00	19,192.86	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	18,309.38	0.00	0.00	99,315.11	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,630.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	48,236.90	0.00	0.00	252,408.68	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		300,645.58

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
July Revision
The ASER amount was changed from $303,684.33 to $293,556.26 which caused the Class C Interest Distribution amount to be increased by $10,128.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 28 of 28